FAIR VALUE MEASUREMENTS AND DISCLOSURES (Tables)	3 Months Ended
Mar. 31, 2014
Fair Value Measurements [Abstract]
Fair value of assets on recurring basis segregated by level of valuation inputs

The following tables summarize assets measured at fair value on a recurring basis as of March 31, 2014 (unaudited) segregated by the level of valuation inputs within the hierarchy utilized to measure fair value:

	(Unaudited)
	March 31, 2014
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Available-for-sale portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$-	$19,598	$-	$19,598
State and political subdivisions	-	6,450	-	6,450
Corporate	-	12,060	-	12,060
Residential mortgage-backed - US agency	-	43,600	-	43,600
Equity investment securities:
Mutual funds:
Ultra short mortgage fund	647	-	-	647
Large cap equity fund	655	-	-	655
Other mutual funds	-	364	-	364
Common stock - financial services industry	40	249	-	289
Total available-for-sale securities	$1,342	$82,321	$-	$83,663

Interest rate swap derivative	$-	$(123)	$-	$(123)

The following tables summarize assets measured at fair value on a recurring basis as of December 31, segregated by the level of valuation inputs within the hierarchy utilized to measure fair value:

	2013
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Available-for-sale portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$-	$16,597	$-	$16,597
State and political subdivisions	-	6,587	-	6,587
Corporate	-	13,696	-	13,696
Residential mortgage-backed - US agency	-	42,142	-	42,142
Residential mortgage-backed - private label	-	-	-	-
Equity investment securities:
Mutual funds:
Ultra short mortgage fund	648	-	-	648
Large cap equity fund	651	-	-	651
Other mutual funds	-	345	-	345
Common stock - financial services industry	42	251	-	293
Total available-for-sale securities	$1,341	$79,618	$-	$80,959

Interest rate swap derivative	$-	$(135)	$-	$(135)

	2012
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Available-for-sale portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$-	$6,183	$-	$6,183
State and political subdivisions	-	27,471	-	27,471
Corporate	-	23,006	-	23,006
Residential mortgage-backed - US agency	-	48,251	-	48,251
Residential mortgage-backed - private label	-	305	-	305
Equity investment securities:
Mutual funds:
Ultra short mortgage fund	1,291	-	-	1,291
Large cap equity fund	1,081	-	-	1,081
Other mutual funds	-	319	-	319
Common stock - financial services industry	33	399	-	432
Total available-for-sale securities	$2,405	$105,934	$-	$108,339

Interest rate swap derivative	$-	$(195)	$-	$(195)

Summary of Assets Measured at Fair Value on a Nonrecurring Basis Segregated by Level of Valuation Inputs

The following tables summarize assets measured at fair value on a nonrecurring basis as of the indicated dates, segregated by the level of valuation inputs within the hierarchy utilized to measure fair value:

	(Unaudited)
	March 31, 2014
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Impaired loans	$-	$-	$1,254	$1,254
Foreclosed real estate	$-	$-	$130	$130

	2013
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Impaired loans	$-	$-	$258	$258
Foreclosed real estate	$-	$-	$69	$69

	2012
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Impaired loans	$-	$-	$773	$773
Foreclosed real estate	$-	$-	$96	$96

Fair value inputs, quantitative information

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs were used to determine fair value.

Quantitative Information about Level 3 Fair Value Measurements
	Valuation	Unobservable	Range
	Techniques	Input	(Weighted Avg.)
At March 31, 2014 (Unaudited)
Impaired loans	Appraisal of collateral	Appraisal Adjustments	5% - 30% (15%)
	(Sales Approach)	Costs to Sell	4% - 50% (12%)

Foreclosed real estate	Appraisal of collateral	Appraisal Adjustments	15% - 15% (15%)
	(Sales Approach)	Costs to Sell	6% - 8% (7%)

Quantitative Information about Level 3 Fair Value Measurements
	Valuation	Unobservable	Range
	Techniques	Input	(Weighted Avg.)
At December 31, 2013
Impaired loans	Appraisal of collateral	Appraisal Adjustments	5% - 30% (14%)
	(Sales Approach)	Costs to Sell	6% - 50% (12%)

Foreclosed real estate	Appraisal of collateral	Appraisal Adjustments	15% - 15% (15%)
	(Sales Approach)	Costs to Sell	6% - 7% (6%)

Quantitative Information about Level 3 Fair Value Measurements
	Valuation	Unobservable	Range
	Techniques	Input	(Weighted Avg.)
At December 31, 2012
Impaired loans	Appraisal of collateral	Appraisal Adjustments	5% - 30% (21%)
		Costs to Sell	6% - 15% (12%)

Foreclosed real estate	Appraisal of collateral	Appraisal Adjustments	15% - 15% (15%)
		Costs to Sell	6% - 7% (6%)

Carrying amounts and fair value of financial instruments

The carrying amounts and fair values of the Company’s financial instruments as of the indicated dates are presented in the following table:

		(Unaudited)
		March 31, 2014		December 31, 2013		December 31, 2012
	Fair Value	Carrying	Estimated	Carrying	Estimated	Carrying	Estimated
(Dollars In thousands)	Hierarchy	Amounts	Fair Values	Amounts	Fair Values	Amounts	Fair Values
Financial assets:
Cash and cash equivalents	1	$18,933	$18,933	$16,575	$16,575	$8,665	$8,665
Interest earning time deposits	1	500	500	500	500	2,000	2,000
Investment securities - available-for-sale	1	1,342	1,342	1,341	1,341	2,405	2,405
Investment securities - available-for-sale	2	82,321	82,321	79,618	79,618	105,934	105,934
Investment securities - held-to-maturity	2	42,990	43,359	34,412	34,222	-	-
Federal Home Loan Bank stock	2	2,035	2,035	2,440	2,440	1,929	1,929
Net loans	3	343,143	349,472	336,592	343,660	329,247	341,389
Accrued interest receivable	1	1,813	1,813	1,715	1,715	1,717	1,717

Financial liabilities:
Demand Deposits, Savings, NOW and MMDA	1	$282,620	$282,620	$250,248	$250,248	$228,484	$228,484
Time Deposits	2	155,732	155,914	159,892	160,201	163,321	165,491
Borrowings	2	33,826	34,205	40,853	41,255	34,964	36,054
Junior subordinated debentures	2	5,155	5,152	5,155	4,825	-	-
Junior subordinated debentures	3	-	-	-	-	5,155	5,155
Accrued interest payable	1	98	98	86	86	140	140
Interest rate swap derivative	2	123	123	135	135	195	195